The Motley Fool Funds Trust

Motley Fool Independence Fund (FOOLX and FOIIX)

Motley Fool Great America Fund (TMFGX and FOGIX)

Motley Fool Epic Voyage Fund (TMFEX and FOEIX)

Supplement Dated December 28, 2015 to the

Summary Prospectuses, Statutory Prospectuses, and SAI dated February 28, 2015

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectuses, and SAI and should be read in conjunction with those documents.

Effective June 10, 2015, Randal Coon was named as an Interested Trustee of The Motley Fool Funds Trust. The following information is an update to the Interested Trustees and Officers table found on p. 14 of the SAI.

Interested Trustees and Officers

Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Randal Coon (I) 49	Trustee	Indefinite/One year/Since June 2015	Chief Commercial Officer, The Motley Fool Holdings, Inc. (financial publishing)	3	None

The following information is an update to the Board of Trustees’ Interest in the Trust table found on p. 15 of the SAI.

Name of Trustee	Dollar Range of Equity Securities in the Independence Fund	Dollar Range of Equity Securities in the Great America Fund	Dollar Range of Equity Securities in the Epic Voyage Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Randal Coon	$0	$0	$0	$0

The following information is an update to the Board of Trustees’ Interest in Adviser, Underwriter, or Affiliates table found on p. 16 of the SAI.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Randal Coon	N/A	N/A	N/A	N/A	N/A

The following information is an update to the Board of Trustees’ Compensation table found on p. 16 of the SAI.

Name of Person, Position	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Trust Complex Paid to Trustees
Randal Coon	$0	$0	$0	$0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.